Condensed financial statements of the Company (Condensed balance sheet parenthetical) (Details) (USD $)	Dec. 31, 2014	Jul. 01, 2014	Dec. 31, 2013	Feb. 23, 2012	May 03, 2012		Sep. 09, 2013	Jul. 04, 2013	Sep. 30, 2013
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000		409,472,700	500,000,000
Ordinary shares, shares issued	173,912,753		41,032,120
Ordinary shares, shares outstanding	173,912,753		41,032,120
Parent Company [Member]
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000		409,472,700
Ordinary shares, shares issued	173,912,753		41,032,120
Ordinary shares, shares outstanding	173,912,753		41,032,120
Series A Preferred Stock [Member]
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized			6,750,000
Mezzanine equity, shares issued			6,750,000		6,750,000
Mezzanine equity, shares outstanding			6,750,000
Series A Preferred Stock [Member] | Parent Company [Member]
Mezzanine equity, par value per share			$ 0.0001
Mezzanine equity, shares issued			6,750,000
Mezzanine equity, shares outstanding			6,750,000
Series A-1 Preferred Stock [Member]
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized			19,717,880
Mezzanine equity, shares issued			19,717,880				19,717,880
Mezzanine equity, shares outstanding			19,717,880
Series A-1 Preferred Stock [Member] | Parent Company [Member]
Mezzanine equity, par value per share			$ 0.0001
Mezzanine equity, shares issued			19,717,880
Mezzanine equity, shares outstanding			19,717,880
Series B Preferred Stock [Member]
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized			25,000,000
Mezzanine equity, shares issued			25,000,000		25,000,000	[1]
Mezzanine equity, shares outstanding			25,000,000
Series B Preferred Stock [Member] | Parent Company [Member]
Mezzanine equity, par value per share			$ 0.0001
Mezzanine equity, shares issued			25,000,000
Mezzanine equity, shares outstanding			25,000,000
Series B-1 Preferred Stock [Member]
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized			11,111,100
Mezzanine equity, shares issued			11,111,100					11,111,100
Mezzanine equity, shares outstanding			11,111,100
Series B-1 Preferred Stock [Member] | Parent Company [Member]
Mezzanine equity, par value per share			$ 0.0001
Mezzanine equity, shares issued			11,111,100
Mezzanine equity, shares outstanding			11,111,100
Series C Preferred Stock [Member]
Mezzanine equity, par value per share	$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized			27,948,320
Mezzanine equity, shares issued			27,948,320						27,948,320
Mezzanine equity, shares outstanding			27,948,320
Series C Preferred Stock [Member] | Parent Company [Member]
Mezzanine equity, par value per share			$ 0.0001
Mezzanine equity, shares issued			27,948,320
Mezzanine equity, shares outstanding			27,948,320

[1]	The proceeds included the fair value allocated to warrants granted to Series B Preferred Shares Investors as of the issuance date